Taxation - Changes in valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Balance at beginning of the year	¥ 270,040	¥ 407,053	¥ 367,071
Additions	15,177	11,159	51,823
Reversals	(9,692)	(89,197)	(9,586)
Decrease in disposal of a subsidiaries		(58,975)	(2,255)
Balance at end of the year	¥ 275,525	¥ 270,040	¥ 407,053